Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 246,000	$ 254,000
Non-current	4,647,941	4,387,674
Current	389,066	648,519
Total Project debt	$ 5,037,007	5,036,193
Kaxu [Member]
Project debt [Abstract]
Current		$ 314,000